Expense Example, No Redemption - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor International Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 687
3 Years	925
5 Years	1,182
10 Years	1,914
Fidelity Advisor International Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,048
Fidelity Advisor International Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	489
3 Years	784
5 Years	1,099
10 Years	1,992
Fidelity Advisor International Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	1,096
Fidelity Advisor International Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954